SHARE-BASED AWARDS, Non-Vested Restricted Stock Unit Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2010
2007 Plan [Member] | Restricted Stock Units [Member]
Non-vested awards activity [Roll Forward]
Outstanding, beginning of period (in shares)	427,000
Granted (in shares)	187,000
Vested (in shares)	(93,000)
Forfeited (in shares)	(191,000)
Outstanding, end of period (in shares)	330,000
Non-vested awards activity, additional disclosures [Abstract]
Outstanding, weighted average grant-date fair value, beginning of period (in dollars per shares)	$ 27.06
Granted, weighted average grant-date fair value (in dollars per shares)	$ 33.51
Vested, weighted average grant-date fair value (in dollars per shares)	$ 32.28
Forfeited, weighted average grant-date fair value (in dollars per shares)	$ 23.76
Outstanding, weighted average grant-date fair value, end of period (in dollars per shares)	$ 31.15
Predecessor Plans [Member] | Non-Vested Common Stock [Member]
Non-vested awards activity [Roll Forward]
Outstanding, beginning of period (in shares)	15,000
Granted (in shares)	0
Vested (in shares)	(15,000)
Forfeited (in shares)	0
Outstanding, end of period (in shares)	0
Non-vested awards activity, additional disclosures [Abstract]
Outstanding, weighted average grant-date fair value, beginning of period (in dollars per shares)	$ 48.19
Granted, weighted average grant-date fair value (in dollars per shares)	$ 0
Vested, weighted average grant-date fair value (in dollars per shares)	$ 48.19
Forfeited, weighted average grant-date fair value (in dollars per shares)	$ 0
Outstanding, weighted average grant-date fair value, end of period (in dollars per shares)	$ 0